Other Information	12 Months Ended
Dec. 31, 2012
Other Information
17.	Other Information
On November 5, 2010, the Partnership sold one of its LPG carriers, the Dania Spirit, for proceeds of $21.5 million, resulting in a gain of $4.3 million.